Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2011

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$61,473	7	11	-	(18)	61,473
Non-interest income	24,510	3,890	3,863	187	(3,642)	28,808

Total revenues	85,983	3,897	3,874	187	(3,660)	90,281

Provision for loan losses	3,775	-	-	-	-	3,775
Intangible amortization	250	-	937	-	-	1,187
Other operating expenses	57,336	2,272	3,078	1,309	(779)	63,216

Total expenses	61,361	2,272	4,015	1,309	(779)	68,178

Income (loss) before tax	24,622	1,625	(141)	(1,122)	(2,881)	22,103
Income tax	6,178	651	(69)	-	(582)	6,178

Net income attributable to noncontrolling interests
and Canandaigua National Corporation	18,444	974	(72)	(1,122)	(2,299)	15,925

Less: Net income attributable to noncontrolling interests	6	-	-	(393)	-	(387)

Net income attributable to
Canandaigua National Corporation	$18,438	974	(72)	(729)	(2,299)	16,312

Total identifiable assets	$1,738,994	10,180	14,450	15,625	(17,779)	1,761,470

	2010

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$61,161	12	(8)	(24)	61,141
Non-interest income	22,553	4,187	3,873	(3,892)	26,721

Total revenues	83,714	4,199	3,865	(3,916)	87,862

Provision for loan losses	6,150	-	-	-	6,150
Intangible amortization	217	-	778	-	995
Other operating expenses	51,860	2,122	3,471	(597)	56,856

Total expenses	58,227	2,122	4,249	(597)	64,001

Income (loss) before tax	25,487	2,077	(384)	(3,319)	23,861
Income tax	6,205	775	62	(837)	6,205

Net income (loss)	$19,282	1,302	(446)	(2,482)	17,656

Total identifiable assets	$1,646,733	13,537	16,786	(15,552)	1,661,504